Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Price to acquire business unit		$ 800,000
Proceeds from long-term debt		33,175	$ 328,045
Purchase price		$ 331,602	$ 166,941
Major Business Combination | Fleetway Transport Inc.
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase price				$ 21,000
Unsecured Senior Notes
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt instrument interest rate		3.85%
Unsecured Senior Notes | New Debt as Unsecured Senior Notes
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from long-term debt	$ 500,000
Unsecured Senior Notes | New Debt as Unsecured Senior Notes | Bottom of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt instrument interest rate	3.15%
Unsecured Senior Notes | New Debt as Unsecured Senior Notes | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Debt instrument interest rate	3.50%